Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Trade payable	€1,847,575	€2,412,588
VAT payable	69,426	37,127
Payroll taxes payable	56,419	46,268
Customer deposits	70,139	156,886
	€2,043,559	€2,652,869